INVESTMENTS - Summary of Held-To-Maturity and Available-For-Sale Investment Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment Holdings [Line Items]
Amortized cost	$ 867,996,000	$ 837,272,000
Held To Maturity Gross Unrealized Gain Accumulated In Investments	9,112,000	1,772,000
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	2,359,000	14,059,000
Held-to-Maturity Market Value	874,749,000	824,985,000
Amortized Cost	849,504,000	945,052,000
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	6,760,000	5,645,000
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	15,796,000	37,096,000
Investment securities, available for sale	840,468,000	913,601,000
Available-for-sale Securities, Current	166,300,000	91,000,000	236,700,000
Available-for-sale Securities, Gross Realized Gains	100,000	1,700,000	3,600,000
Available-for-sale Securities, Gains, After Tax	0	1,100,000	2,300,000
Securities Owned and Pledged as Collateral, Description	1,100,000,000	1,118,498,000,000,000
U.S. Treasuries
Investment Holdings [Line Items]
Amortized cost	0	0
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	0	0
Held-to-Maturity Market Value	0	0
Amortized Cost	97,000	97,000
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	0	0
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	0	7,000
Investment securities, available for sale	97,000	90,000
Securities of U.S. government agencies and corporations
Investment Holdings [Line Items]
Amortized cost	17,570,000	18,981,000
Held To Maturity Gross Unrealized Gain Accumulated In Investments	24,000	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	23,000	791,000
Held-to-Maturity Market Value	17,571,000	18,190,000
Amortized Cost	11,814,000	9,980,000
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	67,000	0
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	1,000	404,000
Investment securities, available for sale	11,880,000	9,576,000
Mortgage-backed securities
Investment Holdings [Line Items]
Amortized cost	801,465,000	775,025,000
Held To Maturity Gross Unrealized Gain Accumulated In Investments	7,813,000	1,337,000
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	2,064,000	12,229,000
Held-to-Maturity Market Value	807,214,000	764,133,000
Amortized Cost	611,497,000	678,267,000
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	4,462,000	5,372,000
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	13,211,000	28,593,000
Investment securities, available for sale	602,748,000	655,046,000
Obligations of state and other political subdivisions
Investment Holdings [Line Items]
Amortized cost	25,660,000	25,788,000
Held To Maturity Gross Unrealized Gain Accumulated In Investments	485,000	152,000
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	193,000	1,039,000
Held-to-Maturity Market Value	25,952,000	24,901,000
Amortized Cost	54,132,000	33,410,000
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	784,000	10,000
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	921,000	3,097,000
Investment securities, available for sale	53,995,000	30,323,000
Asset-backed Securities [Member]
Investment Holdings [Line Items]
Amortized cost	0	0
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	0	0
Held-to-Maturity Market Value	0	0
Amortized Cost	74,784,000	114,209,000
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	155,000	1,000
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	103,000	616,000
Investment securities, available for sale	74,836,000	113,594,000
Other securities
Investment Holdings [Line Items]
Amortized cost	23,301,000	17,478,000
Held To Maturity Gross Unrealized Gain Accumulated In Investments	790,000	283,000
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	79,000	0
Held-to-Maturity Market Value	24,012,000	17,761,000
Amortized Cost	97,180,000	109,089,000
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	1,292,000	262,000
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	1,560,000	4,379,000
Investment securities, available for sale	$ 96,912,000	$ 104,972,000